ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

November 21, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:          ETF Managers Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, ETFMG Prime Junior Silver ETF, ETFMG Prime Cyber Security ETF, and ETFMG Prime Mobile Payments ETF (the “Funds”), is Post-Effective Amendment No. 78 and Amendment No. 80 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment reflects forthcoming changes to the underlying index tracked by each Fund and consequently, each Fund’s investment objective and principal investment strategies. But for the changes described above, the Trust believes that the annual update to its registration statement with respect to the Funds would qualify for immediate effectiveness pursuant to Rule 485(b) under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust

Enclosures